SHARE CAPITAL	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

	Six-months ended June 30, 2022	Year ended December 31, 2021
	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares
In issue at January 1	96,162	96,162
Issued for cash (a)	47,492	-
Issued as consideration for Exchangeable Notes purchase (b)	21,332	-

At period end	164,986	96,162

	Six-months ended June 30, 2022	Year ended December 31, 2021
	ADS	ADS
In thousands of ADSs
Balance at January 1	24,041	24,041
Issued for cash	11,873	-
Issued as consideration for Exchangeable Notes purchase	5,333	-

At period end	41,247	24,041

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	Six-months ended June 30, 2022	Year ended December 31, 2021
	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	Six-months ended June 30, 2022	Year ended December 31, 2021
	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs
Balance at January 1	3,139	3,139
Purchased during period	-	-

At period end	3,139	3,139

(a)
During the six-months ended June 30, 2022, the Company issued 47,492,000 ‘A’ Ordinary shares for a consideration of US$25,707,000 settled in cash. The Company incurred US$475,000 in connection with the issues of shares. The total shares issued for cash comprises 44,759,000 ‘A’ Ordinary shares issued to the MiCo Group and 2,733,328 ‘A’ Ordinary from the exercise of employee share options. For more information on the investment by the MiCo Group, refer to Note 11.

(b)
During the six-months ended June 30, 2022, the Company issued 21,332,000 ‘A’ Ordinary shares, with a market value of US$6,130,000, as consideration for the purchase of Exchangeable Notes. The Company incurred US$213,000 in connection with this issue of shares. For more information on the purchase of Exchangeable Notes, refer to Note 11.